Commitments and Contingencies (Details)	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Warrant period	25 years	25 years
Minimum [Member]
Commitments and Contingencies [Line Items]
Warrant period	10 years	10 years
Maximum [Member]
Commitments and Contingencies [Line Items]
Warrant period	20 years	20 years